Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and Other Receivables	Note 16
Trade and Other Receivables

EUR'000	2025	2024	2023
Trade receivables from non-related parties	117,734	51,467	26,802
Contract assets	81,923	37,609	8,880
Receivables from related parties	—	214	592
Other receivables	21,295	11,305	3,158
Total trade receivables and other receivables	220,952	100,595	39,432
As of 31 December 2025, the Company's receivables include contract assets totalling EUR 81.9 million, a significant increase from EUR 37.6 million in 2024 (2023: EUR 8.9 million). These contract assets represent the Company's entitlement to consideration for work performed to date on ongoing projects as of the balance sheet date. Typically, these contract assets are reclassified to trade receivables when the Company fulfils its obligations and the right to consideration becomes unconditional.
The balance of other receivables includes contract fulfilment costs amounted to EUR 14 million (EUR
8.5 million in 2024 and nil in 2023). These costs represent expenditures directly incurred in fulfilling contracts with customers, such as direct labour, materials, and other costs necessary to complete the performance obligations under the contracts. These costs are recognized as assets as they are expected to be recovered over the life of the respective contracts. Contract costs are amortised on a systematic basis that is consistent with the transfer of the related goods or services to the customer. For accounting policies, refer to Note 3.
The table below outlines movements in contract assets during the year:

EUR'000	2025	2024	2023
Contract assets at 1 January	37,609	8,880	19,999
Acquisition of businesses	—	—	8,266
Recognised during the period	81,923	37,710	614
Transfer to receivables	(37,609)	(8,880)	(19,999)
Exchange differences	—	(101)	—
Total contract assets at 31 December	81,923	37,609	8,880
Current	81,923	37,609	8,880
Non-current	—	—	—
Note 16
Trade and Other Receivables
Continued from previous page
Expected credit loss on trade receivables
The Group has historically only experienced immaterial credit losses on trade receivables, if any. In addition, a material part of the cash flows under the Group’s contracts consist of prepayments received up front.
The Group's assessment remains consistent with its historical experiences. Although certain receivables may become up to 30 days overdue, the Group’s overall credit risk profile remains unchanged. This assessment is supported by historical loss data, a limited number of reliable counterparties, and the Group’s forward-
looking outlook.
Accounting policies
Financial assets
The classification of financial assets depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the respective financial assets.
(1)At initial recognition: the Group measures a financial asset at fair value, plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial assets. Transaction costs of financial assets carried at fair value through profit or loss are recognised as an expense in profit or loss.
(1i)At subsequent measurement: the Group’s financial assets mainly comprise cash and bank balances, trade receivables and other current assets.
Interest income from these financial assets is recognised using the effective interest rate method.
The Group assesses on a forward-looking basis the expected credit losses associated with its financial assets carried at amortised cost. For trade and other receivables, the Group applied the simplified approach permitted by IFRS 9, which requires lifetime expected losses to be recognised from initial recognition of the receivables.

EUR'000	Trade receivables	Contract assets	Expected loss	Total
31 December 2025
Not due	115,559	81,923	—	197,482
Overdue 1-30 days	716	—	—	716
Overdue 31 to 60 days	1,459	—	—	1,459
Overdue +61 days	—	—	—	—
Total	117,734	81,923	—	199,657
31 December 2024
Not due	49,029	37,609	—	86,638
Overdue 1-30 days	—	—	—	—
Overdue 31 to 60 days	2,373	—	—	2,373
Overdue +61 days	65	—	—	65
Total	51,467	37,609	—	89,076
31 December 2023
Not due	9,639	8,880	—	18,519
Overdue 1-30 days	14,287	—	—	14,287
Overdue 31 to 60 days	603	—	—	603
Overdue +61 days	2,273	—	—	2,273
Total	26,802	8,880	—	35,682